Common Stock Warrants - Narrative (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Warrants exercised (in shares)	90,277		0	361,425
Proceeds from exercise of common stock warrants	$ 60	$ 0	$ 0	$ 286